Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 302,469,647	$ 20,625,372	$ 21,409,668	$ (276,080,463)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020	99,395,048
Net loss for the period				(5,663,393)	$ (5,663,393)
Stock option compensation (Note 8)			70,544		$ 70,544
Share issuance	210,035
Stock Issued During Period, Shares, New Issues					152,662
Ending balance, value at Sep. 30, 2021	$ 302,679,682	20,625,372	21,480,212	(281,743,856)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2021	99,547,710
Beginning balance, value at Jun. 30, 2021	$ 302,679,682	20,625,372	21,468,596	(279,699,813)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2021	99,547,710
Net loss for the period				(2,044,043)	$ (2,044,043)
Stock option compensation (Note 8)			11,616		11,616
Ending balance, value at Sep. 30, 2021	$ 302,679,682	20,625,372	21,480,212	(281,743,856)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2021	99,547,710
Beginning balance, value at Dec. 31, 2021	$ 302,679,682	20,625,372	23,402,083	(286,677,255)	60,029,882
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021	99,547,710
Net loss for the period				(5,492,602)	(5,492,602)
Stock option compensation (Note 8)			11,703		11,703
Ending balance, value at Sep. 30, 2022	$ 302,679,682	20,625,372	23,413,786	(292,169,857)	54,548,983
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2022	99,547,710
Beginning balance, value at Jun. 30, 2022	$ 302,679,682	20,625,372	23,409,987	(290,466,501)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2022	99,547,710
Net loss for the period				(1,703,356)	(1,703,356)
Stock option compensation (Note 8)			3,799		3,799
Ending balance, value at Sep. 30, 2022	$ 302,679,682	$ 20,625,372	$ 23,413,786	$ (292,169,857)	$ 54,548,983
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2022	99,547,710